Commitments and Contingencies (Details) - USD ($)									12 Months Ended
	Jan. 29, 2019	Jan. 23, 2019	Oct. 24, 2018	Oct. 16, 2018	Aug. 30, 2018	Aug. 23, 2018	Aug. 21, 2018	Aug. 14, 2018	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Rent expense									$ 30,000	$ 4,000
Future minimum lease payments due in less than a year									$ 4,066
Cash deposited								$ 200,446.52
Additional cash deposited			$ 185,301.86			$ 55,446.52
Mr. Farley and AMC [Member]
Commitments and Contingencies (Textual)
Number of shares issued in transaction		25,000,000							25,000,000
Additional cash deposited				$ 185,301.86
Description of preliminary injunction									In granting the preliminary injunction, the Court found that the company met "its considerable burden" of demonstrating it was likely to win its lawsuit against Mr. Farley and AMC. Specifically, the Court found it was "reasonably probable" Mr. Farley had unlawfully issued the 25 million shares without proper authorization, Mr. Farley had breached his duty of loyalty to the company, Mr. Farley was unlikely to prove the stock issuance was procedurally or substantively "fair" to the company, and Mr. Farley had fraudulently transferred 20 million of the shares to AMC. Finally, the Court ruled because Farley and AMC's 25 million shares represented approximately one eighth of the company's outstanding ownership, the injunction was necessary to protect the company's capital structure, ability to attract new investors, ability to raise new capital and continue deployment of its plans now underway to revitalize its business.
Mr. Farley [Member]
Commitments and Contingencies (Textual)
Additional cash deposited				105,000
AMC [Member]
Commitments and Contingencies (Textual)
Additional cash deposited				$ 80,301.86
Collateral For The Surety Agreement [Member]
Commitments and Contingencies (Textual)
Cash deposited							$ 200,446.52
Additional cash deposited	$ 582,377.26
Collateral For The Surety Agreement [Member] | Atlantic Specialty Insurance Company [Member]
Commitments and Contingencies (Textual)
Additional cash deposited					$ 55,446.52